S000057730 [Member] Expense Example - Morningstar Total Return Bond Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 867